Financial risk management and financial instruments - Contractual Cash Flows (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Financial risk management and financial instruments
Financial assets - carrying value	R 93,127	R 85,517
Financial liabilities - carrying value	(146,464)	(155,495)
Contractual cash flows, financial assets	104,118	84,629
Contractual cash flows, financial liabilities	(191,096)	(201,782)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	94,764	81,901
Contractual cash flows, financial liabilities	(56,874)	(46,359)
One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,458	1,429
Contractual cash flows, financial liabilities	(50,600)	(46,408)
Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	732	538
Contractual cash flows, financial liabilities	(39,497)	(66,646)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	7,164	761
Contractual cash flows, financial liabilities	(44,125)	(42,369)
Non-derivative instruments
Financial risk management and financial instruments
Financial liabilities - carrying value	(145,915)	(155,429)
Contractual cash flows, non-derivative liabilities	(190,547)	(201,743)
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(56,325)	(46,320)
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(50,600)	(46,408)
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(39,497)	(66,646)
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(44,125)	(42,369)
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(92,374)	(102,645)
Contractual cash flows, non-derivative liabilities	(113,323)	(127,539)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(17,424)	(7,237)
Long-term debt | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(45,009)	(40,933)
Long-term debt | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(35,280)	(62,285)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(15,610)	(17,084)
Lease liabilities
Financial risk management and financial instruments
Financial liabilities - carrying value	(17,444)	(17,360)
Contractual cash flows, non-derivative liabilities	(41,127)	(38,780)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(2,804)	(3,659)
Lease liabilities | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(5,591)	(5,475)
Lease liabilities | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(4,217)	(4,361)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(28,515)	(25,285)
Short-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(1,148)	(666)
Contractual cash flows, non-derivative liabilities	(1,148)	(666)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,148)	(666)
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	(34,831)	(34,757)
Contractual cash flows, non-derivative liabilities	(34,831)	(34,757)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(34,831)	(34,757)
Bank overdraft
Financial risk management and financial instruments
Financial liabilities - carrying value	(118)	(1)
Contractual cash flows, non-derivative liabilities	(118)	(1)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(118)	(1)
Outflows
Financial risk management and financial instruments
Financial liabilities - carrying value	(151)	(15)
Contractual cash flows, derivative liabilities	(13,244)	(3,357)
Outflows | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(13,244)	(3,357)
Inflows
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	13,093	3,342
Inflows | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	13,093	3,342
Other commodity derivatives
Financial risk management and financial instruments
Financial liabilities - carrying value	(6)	(37)
Contractual cash flows, derivative liabilities	(6)	(39)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(6)	(39)
Put with a call spread option - Brent crude oil
Financial risk management and financial instruments
Financial liabilities - carrying value	(83)
Contractual cash flows, derivative liabilities	(83)
Put with a call spread option - Brent crude oil | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(83)
Convertible bond embedded derivative
Financial risk management and financial instruments
Financial liabilities - carrying value	(309)
Contractual cash flows, derivative liabilities	(309)
Convertible bond embedded derivative | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(309)
Oxygen supply contract embedded derivative liability
Financial risk management and financial instruments
Financial liabilities - carrying value		(14)
Contractual cash flows, derivative liabilities		15
Oxygen supply contract embedded derivative liability | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		15
Non-derivative instruments
Financial risk management and financial instruments
Financial assets - carrying value	87,875	82,294
Contractual cash flows, financial assets	88,682	82,484
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	85,790	79,452
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,052	1,228
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	182	246
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,658	1,558
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	2,768	2,884
Contractual cash flows, financial assets	3,575	3,074
Long-term receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	683	42
Long-term receivables | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,052	1,228
Long-term receivables | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	182	246
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,658	1,558
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	37,963	35,180
Contractual cash flows, financial assets	37,963	35,180
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	37,963	35,180
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	43,304	41,050
Contractual cash flows, financial assets	43,304	41,050
Cash and cash equivalents | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	43,304	41,050
Investments | Financial assets at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	8	8
Contractual cash flows, financial assets	8	8
Investments | Financial assets at fair value through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	8	8
Investments | Financial assets at fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	3,832	3,172
Contractual cash flows, financial assets	3,832	3,172
Investments | Financial assets at fair value through profit or loss | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,832	3,172
Inflows
Financial risk management and financial instruments
Financial assets - carrying value	188	696
Contractual cash flows, financial assets	14,955	19,082
Inflows | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	14,955	19,082
Outflows
Financial risk management and financial instruments
Contractual cash flows, financial assets	(14,767)	(18,386)
Outflows | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	(14,767)	(18,386)
Crude oil futures
Financial risk management and financial instruments
Financial assets - carrying value	1,140
Contractual cash flows, financial assets	7,726
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	7,726
Crude oil put options
Financial risk management and financial instruments
Financial assets - carrying value		1,055
Contractual cash flows, financial assets		1,055
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,055
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets - carrying value	441	609
Contractual cash flows, financial assets	441	609
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	441	609
Put options - Rand/US$ currency
Financial risk management and financial instruments
Financial assets - carrying value	50
Contractual cash flows, financial assets	50
Put options - Rand/US$ currency | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	50
Put spread options - Brent crude oil
Financial risk management and financial instruments
Financial assets - carrying value	397
Contractual cash flows, financial assets	397
Put spread options - Brent crude oil | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	397
Other commodity derivatives
Financial risk management and financial instruments
Financial assets - carrying value	14
Contractual cash flows, financial assets	14
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	14
Oxygen supply contract embedded derivative
Financial risk management and financial instruments
Financial assets - carrying value	3,022	863
Contractual cash flows, financial assets	6,620	(215)
Oxygen supply contract embedded derivative | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	158	89
Oxygen supply contract embedded derivative | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	406	201
Oxygen supply contract embedded derivative | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	550	292
Oxygen supply contract embedded derivative | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 5,506	R (797)